Note 11 - Grants and Collaboration Revenue (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer, Including Assessed Tax	$ 1,823,658	$ 1,175,896
Unused Grant Funds	165,500
NIH Grants [Member]
Revenue from Contract with Customer, Including Assessed Tax	1,438,465	983,682
Research Agreements [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 385,193	$ 192,214